Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

5.Trade and other receivables

	December 31, 2021	December 31, 2020
Trade accounts receivable	$4,423,315	$4,233,012
Other receivable (note 6)	1,487,255	366,077
Less: allowance for doubtful accounts (note 21)	(316,202)	(123,338)
	$5,594,368	$4,475,751

As at December 31, 2021, other receivable relates to unbilled revenue of $807,067 (2020 - $297,581) and government assistance receivable of $574,703 (2020 – $68,496)  (note 6) and sales tax receivable and other receivables of $105,485 (2020 - $6,761).